Share-based compensation - Outstanding options (Detail)	12 Months Ended
Dec. 31, 2020 EUR (€)
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	491,914
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 13.1
Weighted average remaining contractual life of outstanding share options	10 months 24 days
Euro [Member] | Price range one [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	297,269
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 8.6
Weighted average remaining contractual life of outstanding share options	1 year 3 months 18 days
Euro [Member] | Price range two [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	14,961
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.4
Weighted average remaining contractual life of outstanding share options	1 year 2 months 12 days
Euro [Member] | Price range three [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	179,684
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 4.1
Weighted average remaining contractual life of outstanding share options	3 months 18 days
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	387,177
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 11.8
Weighted average remaining contractual life of outstanding share options	10 months 24 days
US Dollar [Member] | Price range one [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	155,462
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 3.8
Weighted average remaining contractual life of outstanding share options	3 months 18 days
US Dollar [Member] | Price range two [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	221,065
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 7.7
Weighted average remaining contractual life of outstanding share options	1 year 3 months 18 days
US Dollar [Member] | Price range three [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	6,300
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.2
Weighted average remaining contractual life of outstanding share options	1 year 3 months 18 days
US Dollar [Member] | Price range five [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	4,350
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.1
Weighted average remaining contractual life of outstanding share options	1 year 4 months 24 days